Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania  19103-7098
(215) 564-8000

J         James J. O’Connor
(2        (215) 564-8139
           JO’Connor@Stradley.com

February 9, 2010

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn: Mary Cole

                 Re:           EGA Emerging Global Shares Trust
                                 File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment No. 3 under the 1933 Act and Amendment No. 5 under the Investment Company Act of 1940, as amended (the “Amendment”), to the Registration Statement of EGA Emerging Global Shares Trust (the “Trust”).  The Registrant is filing this Amendment for the purpose of adding one new series of shares to the Trust, designated as the Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund (“the “Fund”).   The Amendment relates only to the Fund and does not affect the prospectuses and statements of additional information of the Trust’s other series.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund; and (iii) adding new exhibits to the Registration Statement.

If you have any questions or comments regarding this filing, please call me at the above number, or in my absence, Michael D. Mabry at (215) 564-8011.

                                                    Very truly yours,

                                                    /s/ James J. O’Connor
                                                    James J. O’Connor

cc:           Robert C. Holderith
Michael D. Mabry